Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Classes of the Loan Portfolio Summarized by Credit Quality (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable	$ 408,433	$ 401,880
Pass [Member] | Commercial and Industrial [Member]
Financing Receivable	59,390	53,645
Pass [Member] | Real Estate Construction [Member]
Financing Receivable	17,601	20,883
Pass [Member] | Residential Real Estate Mortgage [Member]
Financing Receivable	190,967	192,534
Pass [Member] | Commercial Real Estate Mortgage [Member]
Financing Receivable	106,509	100,536
Pass [Member] | Consumer Installment [Member]
Financing Receivable	4,084	4,495
Pass [Member]
Financing Receivable	378,551	372,093
Special Mention [Member] | Commercial and Industrial [Member]
Financing Receivable	678	1,104
Special Mention [Member] | Real Estate Construction [Member]
Financing Receivable	0	0
Special Mention [Member] | Residential Real Estate Mortgage [Member]
Financing Receivable	758	1,100
Special Mention [Member] | Commercial Real Estate Mortgage [Member]
Financing Receivable	1,928	443
Special Mention [Member] | Consumer Installment [Member]
Financing Receivable	0	6
Special Mention [Member]
Financing Receivable	3,364	2,653
Substandard [Member] | Commercial and Industrial [Member]
Financing Receivable	2,061	4,363
Substandard [Member] | Real Estate Construction [Member]
Financing Receivable	4,921	662
Substandard [Member] | Residential Real Estate Mortgage [Member]
Financing Receivable	12,147	14,505
Substandard [Member] | Commercial Real Estate Mortgage [Member]
Financing Receivable	7,297	7,523
Substandard [Member] | Consumer Installment [Member]
Financing Receivable	33	8
Substandard [Member]
Financing Receivable	26,459	27,061
Doubtful [Member] | Commercial and Industrial [Member]
Financing Receivable	59	73
Doubtful [Member] | Real Estate Construction [Member]
Financing Receivable	0	0
Doubtful [Member] | Residential Real Estate Mortgage [Member]
Financing Receivable	0	0
Doubtful [Member] | Commercial Real Estate Mortgage [Member]
Financing Receivable	0	0
Doubtful [Member] | Consumer Installment [Member]
Financing Receivable	0	0
Doubtful [Member]
Financing Receivable	59	73
Commercial and Industrial [Member]
Financing Receivable	62,188	59,185
Real Estate Construction [Member]
Financing Receivable	22,522	21,545
Residential Real Estate Mortgage [Member]
Financing Receivable	203,872	208,139
Commercial Real Estate Mortgage [Member]
Financing Receivable	115,734	108,502
Consumer Installment [Member]
Financing Receivable	$ 4,117	$ 4,509